Reportable segment - Schedule of Reconciliation of Consolidated Segment (Details) - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024
Operating Segments [Member]
Revenues:
Total revenues		$ 3,441,177	$ 2,252,805	$ 14,618,184		$ 10,421,352
Cost of revenues		2,507,612	827,523	7,262,219		3,243,772
Segment gross margin		933,565	1,425,282	7,355,965		7,177,580
Compensation and related benefits		898,516	941,043	5,849,235	[1]	4,628,092	[1]
General and administrative		4,391,908	3,587,372	6,495,530	[1]	4,252,531	[1]
Interest expense		172,643	916,974
Other segment items, net	[2]	(190,534)	1,507,727
Income tax expense		5,260	15,233
Segment operating loss		(4,344,228)	(5,543,067)	(4,988,800)	[1]	(58,471,253)	[1]
Operating Segments [Member] | Patient fees [Member]
Revenues:
Total revenues		1,482,432	1,187,036	3,377,536		1,207,343
Operating Segments [Member] | Telehealth Fees [Member]
Revenues:
Total revenues		1,958,745	1,063,269	3,862,628		1,003,510
Operating Segments [Member] | Institutional Fees [Member]
Revenues:
Total revenues			2,500	2,500		6,880
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Revenues:
Interest expense				(2,811,861)		(211,459)
Income tax expense				$ (14,644,424)		$ (59,344,916)
Income (loss) from discontinued operations, net of tax		2,591,239	(1,029,656)
Net loss		$ (1,752,989)	$ (6,572,723)

[1]	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.
[2]	Other segment items, net includes Other income, net, Change in fair value of financial instruments, Gain on extinguishment of financial instruments and financial liabilities, and loss on issuance of financial instruments.